Investments (Details)	12 Months Ended
Dec. 31, 2023 EUR (€)
Investments (Details) [Line Items]
Short term investment	€ 2,044,050
Bank aggregate amount	2,000,000
Short term deposit	44,050
Interest income	€ 444
Top of range [Member]
Investments (Details) [Line Items]
Annual interest rate percentage	3.54%
Bottom of range [Member]
Investments (Details) [Line Items]
Annual interest rate percentage	3.37%